UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment:      __; Amendment Number:   __
  This Amendment (Check only one.)  ___  is a restatement.
                                           ___  adds holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Criterion Capital Management, LLC
Address:    435 Pacific Avenue, 5th Floor
            San Francisco, CA  94133

Form 13F File Number:   28-10866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      R. Daniel Beckham
Title:     Chief Operating Officer
Phone:     (415) 834-2417

Signature, Place and Date of Signing:


R. Daniel Beckham             San Francisco, CA May 7, 2009

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:  None.


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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:                29

Form 13F Information Table Value Total:         236,152 x 1,000



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

NAME OF ISSUER             TITLE OF                VALUE                SH/  PUT/  INV.    OTHER
                           CLASS       CUSIP       X1000      SHARES    PRN  CALL  DISC.   MGR           VOTING AUTH
                                                                                                      SOLE     SHR   NONE

***CENTRAL EUROPEAN MEDIA  COM         G20045202         3209    280000 SH         Sole                280000
***CTRIP.COM INTL LTD      COM         22943F100         7617    278000 SH         Sole                278000
***GIGAMEDIA LTD           COM         Y2711Y104        40887   7407137 SH         Sole               7407137
***YINGLI GREEN ENERGY     COM         98584B103          421     70000 SH         Sole                 70000
HLDG CO
ADOBE SYSTEMS INC          COM         00724F101         7059    330000 SH         Sole                330000
AMERICAN TOWER SYS CORP    COM         029912201         9585    315000 SH         Sole                315000
ANALOG DEVICES INC         COM         032654105         3661    190000 SH         Sole                190000
APOLLO GROUP INC           COM         037604105        18799    240000 SH   CALL  Sole                240000
APPLIED MATERIALS INC      COM         038222105         9084    845000 SH         Sole                845000
AUTODESK INC               COM         052769106         9834    585000 SH         Sole                585000
CADENCE DESIGN SYSTEMS INC COM         127387108         3906    930000 SH         Sole                930000
COGNIZANT TECHNOLOGY       COM         192446102         7796    375000 SH         Sole                375000
SOLUTIONS
DELL INC                   COM         24702R101         4076    430000 SH         Sole                430000
ELECTRONIC ARTS INC        COM         285512109         3638    200000 SH         Sole                200000
EQUINIX INC                COM         29444U502         6177    110000 SH         Sole                110000
FIRST SOLAR INC            COM         336433107         5175     39000 SH   CALL  Sole                 39000
INTEL CORP                 COM         458140100         6463    430000 SH         Sole                430000
J CREW GROUP INC           COM         46612H402         1779    135000 SH         Sole                135000
MERCADOLIBRE INC           COM         58733R102         3339    180000 SH         Sole                180000
MICRON TECHNOLOGY INC      COM         595112103         2314    570000 SH         Sole                570000
MICROSOFT CORP             COM         594918104        14329    780000 SH         Sole                780000
NVIDIA CORP                COM         67066G104         4338    440000 SH         Sole                440000
ON SEMICONDUCTOR           COM         682189105         3295    845000 SH         Sole                845000
PALM INC                   COM         696643105         7216    840000 SH         Sole                840000
POWERSHARES QQQ TRUST      COM         73935A104        20618    680000 SH   PUT   Sole                680000
QUALCOMM INC               COM         747525103        16731    430000 SH         Sole                430000
SYMANTEC CORP              COM         871503108         6499    435000 SH         Sole                435000
VARIAN SEMICONDUCTOR       COM         922207105         2166    100000 SH         Sole                100000
EQUIPMENT
VMWARE INC CL A            COM         928563402         6141    260000 SH         Sole                260000


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